Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues	$ 6,293,965	$ 16,880,316
Cost of revenues	(6,288,714)	(16,489,032)
Gross profit	5,251	391,284
Operating expenses:
Selling and marketing	9,245,430	1,633,262
General and administrative	1,483,419	823,832
Research and development		5,741
Gain on disposal of subsidiaries	(23,473,558)	(67,501)
Total operating expenses	(12,744,709)	2,395,334
Operating income (loss)	12,749,960	(2,004,050)
Other income (expenses):
Interest income	1,220	614
Interest expense		(500)
Other loss, net	(3,003,670)	(84,773)
Total other loss, net	(3,002,450)	(84,659)
Gain (loss) from continuing operations before income taxes	9,747,510	(2,088,709)
Provision for tax expenses		(44,280)
Net gain (loss) from continuing operations	9,747,510	(2,132,989)
Net loss from discontinued operations - disposal	(1,551,740)	(20,605,694)
Net gain (loss)	8,195,770	(22,738,683)
Other comprehensive loss:
Foreign currency translation adjustments	(1,768,661)	(4,606,029)
Comprehensive income (loss)	6,427,109	(27,344,712)
Less: comprehensive loss attributable to non-controlling interests:	(886,008)	(80,764)
Comprehensive income (loss) attributable to Paranovus Entertainment Technology Ltd.	$ 7,313,117	$ (27,263,948)
Basic and diluted earnings (loss) per ordinary share
Continuing operations basic (in Dollars per share)	$ 2.06	$ (0.05)
Basic and diluted loss per ordinary share
Discontinued operations basic (in Dollars per share)	$ (0.33)	$ (0.51)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	4,732,726	40,485,912